Discontinued operations (Tables)	3 Months Ended
Nov. 30, 2022
IfrsStatementLineItems [Line Items]
Schedule of cash flow in discontinued operation

	For the three months ended
	November 30, 2022	November 30, 2021

Net cash provided by (used in) operating activities	(21,337)	232,657
Net cash used in financing activities	4,201	(98,747)
Change in cash	(17,136)	133,910
Cash, beginning of period	20,612	52,746
Cash, end of period	3,476	186,656

WinView Inc [member]
IfrsStatementLineItems [Line Items]
Schedule of discontinued operations

Results from the discontinued operations for Winview and the related cash flows are as follows:

	For the three months ended
	November 30,2022	November 30, 2021
	$	$
Revenues
Revenue	-	9,020

Operating expenses
Salaries and wages	-	579,280
Consulting	-	367,280
Professional fees	1,596	229,587
Sponsorships and tournaments	15,155	61,619
Advertising and promotion	-	139,211
Office and general	10,275	153,725
Technology expenses	-	19,671
Amortization and depreciation	-	488,554
Restructuring Costs	2,242	-
Interest expense	5,888	8,269
(Gain) loss on foreign exchange	501	-
Non-operational professional fees	(39,067)	974,447
Net income (loss) from discontinued operations	3,410	(3,012,623)

UMG [member]
IfrsStatementLineItems [Line Items]
Schedule of discontinued operations

Results from the discontinued operations for UMG and the related cash flows are as follows:

	For the three months ended
	November 30, 2022	November 30, 2021
	$	$
Revenues
Revenue	7,043	23,830

Operating expenses
Salaries and wages	-	337,339
Consulting	-	-
Professional fees	1,140	(13,965)
Sponsorships and tournaments	-	387,467
Advertising and promotion	(126,173)	10,031
Office and general	421	16,394
Technology expenses	3,200	27,814
Amortization and depreciation	15,459	128,845
Impairment expense	-	-
Restructuring Costs	-	-
Interest expense	145	5,137
(Gain) loss on foreign exchange	(12,411)	28,790
Net income (loss) from discontinued operations	125,262	(904,022)

Schedule of cash flow in discontinued operation
	For the three months ended
	November 30, 2022	November 30, 2021

Net cash provided by (used in) operating activities	32,340	(197,203)
Net cash used in financing activities	-	(21,636)
Change in cash	32,340	(218,839)
Cash, beginning of period	109,378	175,296
Cash, end of period	141,718	(43,543)

Eden Games [member]
IfrsStatementLineItems [Line Items]
Schedule of discontinued operations

Results of discontinued operations for Eden and the related cash flows are as follows:

	For the three months ended
	November 30, 2022	November 30, 2021
	$	$
Revenues
Revenue	-	2,102,126

Operating expenses
Salaries and wages	-	892,920
Consulting	-	422,085
Office and general	-	175,494
Amortization and depreciation	-	113,095
Share-based payments	-	(48)
Interest expense	-	3,952
(Gain) loss on foreign exchange	-	32,804
Net income (loss) from discontinued operations	-	461,824

Schedule of cash flow in discontinued operation
	For the three months ended
	November 30, 2022	November 30, 2021
	$	$

Net cash provided by (used in) operating activities	-	(3,432)
Disposal of Eden	-	-
Net cash used in financing activities	-	(54,465)
Change in cash	-	(57,897)
Cash, beginning of period	-	270,571
Cash, end of period	-	212,674

Motorsports Group [member]
IfrsStatementLineItems [Line Items]
Schedule of discontinued operations

Results of discontinued operations for the Motorsports Group are as follows:

	For the three months ended
	November 30, 2022	November 30, 2021
	$	$
Revenues
Revenue	-	-

Operating expenses
(Gain) loss on foreign exchange	(5,243)	9,656
Net income (loss) from discontinued operations	5,243	(9,656)